Schedule of loss before income taxes (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Reserve Quantities [Line Items]
Loss before tax	$ (6,135)	₨ (465,556)	₨ (1,130,782)	₨ (770,390)
Country of domicile [member]
Reserve Quantities [Line Items]
Loss before tax		(145,363)	64,737	(316,792)
Foreign countries [member]
Reserve Quantities [Line Items]
Loss before tax		₨ (320,193)	₨ (1,195,519)	₨ (453,598)